Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
SUBSEQUENT EVENTS
12.	Subsequent Events
From January 1 to February 28, 2014, there were $404,882 of contributions and $2,236,290 of redemptions from the Fund.